ISSUANCE OF EQUITY SECURITIES (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
SCHEDULE OF COMMON SHARES ISSUED

(1) For the three months ended December 31, 2025, the Common Stock issued for cash was as follows:

Date	Transaction type	Description	Shares issued	Cash/consideration ($)

August 21, 2025	Convertible Note Purchase Agreement (From 8-K filed August 26, 2025, Form 8-K filed on November 12, 2025)	On August 21, 2025, the Company entered into a $4,000,000 convertible bond purchase agreement with certain non-U.S. investors. The notes are convertible into shares of the Company’s Common Stock at a conversion price of $0.24 per share. On September 9, 2025, the Company issued 8,333,333 shares. On October 30, 2025, the Company issued the remaining 8,333,333 shares.	8,333,333	$2,000,000
Total (Pre-Reverse Stock Split)			8,333,333	2,000,000
Total (Post-Reverse Stock Split)			416,667	2,000,000

(2) For the three months ended December 31, 2025, the issuance of Common Stock due to the Common Stock compensation was as follows:

Date	Transaction type	Description	Shares issued	Cash/consideration ($)

November 21, 2025.	2025 Equity Incentive Plan (From S-8 filed November 21, 2025)	Issued under the Company’s Registration Statement on Form S-8, which registers (i) 7,279,400 shares of the Company’s Common Stock issuable under the Company’s 2025 Equity Incentive Plan (the “2025 Plan”), and (ii) 38,000,000 shares of Common Stock issuable under the Company’s 2026 Equity Incentive Plan (the “2026 Plan”).	7,279,400	1,163,976
Total (Pre-Reverse Stock Split)			7,279,400	1,163,976
Total (Post-Reverse Stock Split)			363,970	1,163,976

(3) For the three months ended December 31, 2025, the issuance of Common Stock due to the private placement was as follows:

Date	Transaction type	Description	Shares issued	Cash/consideration ($)

August 25, 2025*	Securities Purchase Agreement (Form 8-K filed on August 27, 2025, Form 8-K/A filed on September 2, 2025)	On August 25, 2025, the Company entered into a securities purchase agreement with certain non-U.S. investors for total consideration of $55,000,000, payable in Bitcoin, at a purchase price of $0.25 per share. The agreement provides for the issuance of up to 220,000,000 shares of Common Stock through a private placement, of which 148,100,000 shares, representing $37,025,000 of consideration, were issued during the period.

On September 2, 2025, the Company issued 148,100,000 shares of Common Stock to certain non-U.S. investors.

		On October 29, 2025, the Company issued the remaining 71,900,000 shares.	71,900,000	16,177,500
Total (Pre-Reverse Stock Split)			71,900,000	16,177,500
Total (Post-Reverse Stock Split)			3,595,000	16,177,500

(1) As of September 30, 2025, the common stock issued for cash are as follows:

Date	Transaction type	Description	Shares issued	Cash/consideration ($)

August 20, 2024	Convertible Note Purchase Agreement (Form 8-K filed on August 26, 2024, September 6, 2024, September 10, 2024 and Form S-1 filed on November 29, 2024)	On October 31, 2024, all the August 2024 Notes Investors converted their August Notes to shares of Common Stock. As a result of such conversions of the August Notes, we issued an aggregate of 1,396,813 shares of Common Stock to the August Notes Investors. 1,396,813 shares of Common Stock has been issued and registered under Form S-1 filed on November 29, 2024.	1,396,813	1,382,844
December 12, 2024	Convertible Note and Warrant Purchase Agreement (Form 8-K filed on December 17, 2024, Form 8-K/A filed on January 23, 2025, Form 8-K filed on April 3, 2025)	Pursuant to the note and warrant financing, the Company issued notes with aggregate proceeds of $9,999,224, convertible into up to 19,457,618 shares of common stock, subject to stockholder approval. The closings of the sale of the notes and warrants occurred on January 16, 2025 and January 17, 2025. On February 10, 2025, the Company obtained stockholder approval for the issuance of shares underlying the notes and warrants. On March 18, 2025, the investors submitted their respective conversion notices, upon which the Company issued 19,457,618 shares of common stock to the investors.	19,457,618	9,999,224
August 21, 2025	Convertible Note Purchase Agreement (From 8-K filed August 26, 2025, Form 8-K filed on November 12, 2025)	On August 21, 2025, the Company entered into a $4,000,000 convertible bond purchase agreement with certain non-U.S. investors. The notes are convertible into shares of the Company’s common stock at a conversion price of $0.24 per share.

During the period ended September 30, 2025, the Company recognized $1,999,962, representing the conversion of the notes into 8,333,333 shares of common stock.

		On October 30, 2025, the Company issued the remaining 8,333,333 shares. The issuance of these shares occurred subsequent to September 30, 2025 and is therefore not reflected in the consolidated balance sheet as of that date, but is disclosed as a subsequent event.	8,333,333	$1,999,962
Total (Pre-Reverse Stock Split)			29,187,764	13,382,030
Total (Post-Reverse Stock Split)			1,459,388	13,382,030

(2) As of September 30, 2025, the issuance of common stocks due to the common stock compensation is as follows:

Date	Transaction type	Description	Shares issued	Cash/consideration ($)

December 6, 2025.	2024 Equity Incentive Plan (From S-8 filed December 6, 2025)	The Company granted an aggregate of 1,000,000 shares of common stock to its employees under the equity incentive plan, with 800,000 shares granted on December 24, 2024 and 200,000 shares granted on April 22, 2025, for total compensation cost of $641,879. 1,000,000 shares of common stock were registered pursuant to a Form S-8 filed on December 6, 2025.	1,000,000	641,879
Total (Pre-Reverse Stock Split)			1,000,000	641,879
Total (Post-Reverse Stock Split)			50,000	641,879

(3) As of September 30, 2025, the issued private placement are as follows:

Date	Transaction type	Description	Shares issued	Cash/consideration ($)

September 24, 2024	Purchase Agreement (Form 8-K filed on September 20, 2024 and Form S-1 filed on November 29, 2024)	$1,999,999 for 3,508,769 shares of Common Stock. 3,508,769 shares of common stock were issued and registered pursuant to a Form S-1 filed on November 29, 2024.	3,508,769	1,999,999
June 2, 2025	Share Purchase Agreement (Form 8-K filed on June 5, 2025 and June 10, 2025)	$1,067,944 for 6,000,000 shares of common stock. The closing of the sale of 6,000,000 shares of common stock occurred on June 9, 2025, and the shares were issued on that date.	6,000,000	1,067,944
August 25, 2025*	Securities Purchase Agreement (Form 8-K filed on August 27, 2025, Form 8-K/A filed on September 2, 2025)	On August 25, 2025, the Company entered into a securities purchase agreement with certain non-U.S. investors for total consideration of $55,000,000, payable in Bitcoin, at a purchase price of $0.25 per share. The agreement provides for the issuance of up to 220,000,000 shares of common stock through a private placement, of which 148,100,000 shares, representing $37,025,000 of consideration, were issued during the period.

		On September 2, 2025, the Company issued 148,100,000 shares of common stock to certain non-U.S. investors. The issuance of the remaining 71,900,000 shares is subject to stockholder approval.	148,100,000	33,322,500
Total (Pre-Reverse Stock Split)			157,608,769	36,390,443
Total (Post-Reverse Stock Split)			7,880,438	36,390,443

*	On July 1, 2025, the Company entered into a consulting agreement with a consulting firm providing for total professional fees of $5.5 million in connection with the Company’s August 25, 2025 financing transaction. The consulting fee was payable in shares of the Company’s common stock. Due to insufficient authorized shares at the transaction date, only 148,100,000 shares were issued on a pro rata basis, with the remaining 71,900,000 shares subject to stockholder approval to increase authorized share capital. Of the total $5.5 million consulting fee, $3,702,500 representing the portion attributable to shares issued as of September 30, 2025 was recorded as a reduction to additional paid-in capital (APIC). The remaining $1,797,500, attributable to shares not yet issued, was recorded as Other current assets – deferred equity issuance costs.

(4) As of September 30, 2025, the issuance of common stocks due to the acquisition of subsidiary is as follows:

Date	Transaction type	Description	Shares issued	Cash/consideration ($)

August 1, 2025	Business Cooperation Intent Agreement (Form 8-K filed on August 26, 2025)	$856,745 for 3,683,333 shares of common stock. On August 1, 2025, the Company acquired 51% of the shares of Shenzhen Zhimeng Qiyang Technology Co., Ltd. On September 29, 2025, the business registration in China was completed.	3,683,333	856,745
Total (Pre-Reverse Stock Split)			3,683,333	856,745
Total (Post-Reverse Stock Split)			184,167	856,745